Financial income and expenses (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Financial income [Abstract]
Interest income from loans and credits	$ 1,116	$ 173
Interest rates benefits derivatives: cash flow hedges	90	113
Total	1,207	286
Financial expenses [Abstract]
Expenses due to interest - Loans from credit entities	(61,388)	(63,233)
Expenses due to interest - Other debts	(19,136)	(23,822)
Interest rates losses derivatives: cash flow hedges	(15,484)	(14,448)
Total	(96,008)	(101,503)
Other financial income / (expenses) [Abstract]
Other financial income	2,202	5,633
Other financial losses	(6,315)	(4,571)
Total	$ (4,112)	$ 1,062